Consolidated statement of income $ in Millions	3 Months Ended						6 Months Ended
	Jun. 30, 2018 € / shares	Jun. 30, 2018 USD ($) $ / shares	Mar. 31, 2018 € / shares	Mar. 31, 2018 USD ($) $ / shares	Jun. 30, 2017 € / shares	Jun. 30, 2017 USD ($) $ / shares	Jun. 30, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($)	Jun. 30, 2017 USD ($) $ / shares
Consolidated statement of income
Sales		$ 52,540		$ 49,611		$ 39,915	$ 102,151		$ 81,098
Excise taxes		(6,438)		(6,319)		(5,433)	(12,757)		(10,523)
Revenues from sales		46,102		43,292		34,482	89,394		70,575
Purchases, net of inventory variation		(30,599)		(29,446)		(23,398)	(60,045)		(47,385)
Other operating expenses		(6,761)		(6,937)		(6,106)	(13,698)		(12,272)
Exploration costs		(158)		(204)		(199)	(362)		(396)
Depreciation, depletion and impairment of tangible assets and mineral interests		(3,435)		(2,916)		(2,798)	(6,351)		(7,377)
Other income		252		523		570	775		2,895
Other expense		(413)		(190)		(106)	(603)		(397)
Financial interest on debt		(478)		(390)		(345)	(868)		(676)
Financial income and expense from cash & cash equivalents		(54)		(41)		(37)	(95)		(48)
Cost of net debt		(532)		(431)		(382)	(963)		(724)
Other financial income		321		240		285	561		513
Other financial expense		(159)		(170)		(159)	(329)		(319)
Net income (loss) from equity affiliates		1,103		484		310	1,587		858
Income taxes		(2,087)		(1,596)		(472)	(3,683)		(1,165)
Consolidated net income		3,634		2,649		2,027	6,283	$ 3,493	4,806
Group share		3,721		2,636		2,037	6,357		4,886
Non-controlling interests		$ (87)		$ 13		$ (10)	$ (74)		$ (80)
Earnings per share (in dollars or Euros per share) | (per share)	€ 1.16	$ 1.38	€ 0.81	$ 1.00	€ 0.71	$ 0.79	$ 2.39		$ 1.93
Fully-diluted earnings per share (in dollars or Euros per share) | (per share)	€ 1.16	$ 1.38	€ 0.81	$ 0.99	€ 0.71	$ 0.79	$ 2.38		$ 1.92